AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2018
Disclosure of auditors' remuneration [text block] [Abstract]
Disclosure of auditors' remuneration [text block]

NOTE 12: AUDITORS’ REMUNERATION

Fees payable to the Company’s auditors by the Group are as follows:

	2018 £m	2017 £m	2016 £m

Fees payable for the audit of the Company’s current year annual report	1.5	1.5	1.5
Fees payable for other services:
Audit of the Company’s subsidiaries pursuant to legislation	19.1	18.6	14.7
Other services supplied pursuant to legislation	2.9	3.0	3.1
Total audit fees	23.5	23.1	19.3
Other services – audit related fees	1.2	1.2	3.1
Total audit and audit related fees	24.7	24.3	22.4
Services relating to taxation:
Taxation compliance services	–	–	0.2
All other taxation advisory services	–	–	0.1
	–	–	0.3
Other non-audit fees:
Services relating to corporate finance transactions	–	1.2	0.1
Other services	2.0	2.4	1.5
Total other non-audit fees	2.0	3.6	1.6
Total fees payable to the Company’s auditors by the Group	26.7	27.9	24.3

The following types of services are included in the categories listed above:

Audit fees: This category includes fees in respect of the audit of the Group’s annual financial statements and other services in connection with regulatory filings. Other services supplied pursuant to legislation relate primarily to the costs associated with the Sarbanes-Oxley Act audit requirements together with the cost of the audit of the Group’s Form 20-F filing.

Audit related fees: This category includes fees in respect of services for assurance and related services that are reasonably related to the performance of the audit or review of the financial statements, for example acting as reporting accountants in respect of debt prospectuses required by the listing rules.

Services relating to taxation: Following a change in policy in 2017, the Group’s auditors are not engaged to provide tax services except in exceptional circumstances and where permitted by applicable guidance.

Other non-audit fees: This category includes due diligence relating to corporate finance, including venture capital transactions and other assurance and advisory services.

It is the Group’s policy to use the auditors on assignments in cases where their knowledge of the Group means that it is neither efficient nor cost effective to employ another firm of accountants. Such assignments typically relate to assistance in transactions involving the acquisition and disposal of businesses and accounting advice.

The Group has procedures that are designed to ensure auditor independence, including prohibiting certain non-audit services. All statutory audit work as well as most non-audit assignments must be pre-approved by the audit committee on an individual engagement basis; for certain types of non-audit engagements where the fee is ‘de minimis’ the audit committee has pre-approved all assignments subject to confirmation by management. On a quarterly basis, the audit committee receives and reviews a report detailing all pre-approved services and amounts paid to the auditors for such pre-approved services.

During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds Banking Group in respect of the following:

	2018 £m	2017 £m	2016 £m
Audits of Group pension schemes	0.1	0.1	0.3
Audits of the unconsolidated Open Ended Investment Companies managed by the Group	0.3	0.3	0.4
Reviews of the financial position of corporate and other borrowers	0.4	0.2	1.2
Acquisition due diligence and other work performed in respect of potential venture capital investments	–	0.1	1.0